Investment Securities (Carrying Value of Nonmarketable Equity Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Nonmarketable Equity Securities [Member] | Measurement Alternative [Member]
Investment Securities [Line Items]
Balance	¥ 534,882	¥ 563,733